Condensed Consolidated Balance Sheets (Parenthetical) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	45,100,000	27,169,197
Common stock, shares issued	15,424,359	5,669,483
Common stock, shares outstanding	15,424,359	5,669,483
Series A Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	8,863,394	8,863,394
Temporary equity, shares issued	2,315,579	8,863,394
Temporary equity, shares outstanding	2,315,579	8,863,394
Temporary equity, liquidation preference	$ 6,549	$ 18,174
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	6,674,734	7,374,117
Temporary equity, shares issued	3,556,173	6,674,734
Temporary equity, shares outstanding	3,556,173	6,674,734
Temporary equity, liquidation preference	$ 21,505	$ 39,757
Series C Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	18,148,550	0
Temporary equity, shares issued	1,510,138	0
Temporary equity, shares outstanding	1,510,138	0
Temporary equity, liquidation preference	$ 10,063	$ 0